Debt (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Summary of short-term debt and long-term debt and outstanding notes
The following table summarizes the Company's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31,
	2021					2020
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt
	(€ million)
Notes	€1,782	€8,776	€7,935	€16,711	€18,493	€270	€3,864	€3,936	€7,800	€8,070
Borrowings from banks	7,697	3,079	35	3,114	10,811	920	1,628	175	1,803	2,723
Asset-backed financing	420	523	50	573	993	260	—	—	—	260
Lease liabilities	431	1,090	965	2,055	2,486	339	1,053	412	1,465	1,804
Other debt	628	170	1	171	799	846	—	—	—	846
Total Debt	€10,958	€13,638	€8,986	€22,624	€33,582	€2,635	€6,545	€4,523	€11,068	€13,703
Notes
The following table summarizes the notes outstanding at December 31, 2021 and 2020:

					At December 31,
(€ million)	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2021	2020
Stellantis (Peugeot S.A. issuances)
STELLANTIS N.V. (Peugeot S.A.) 2016	EUR	500	2.375	Q2/2023	508	508
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	600	2.000	Q1/2024	608	607
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	100	2.000	Q1/2024	102	102
STELLANTIS N.V. (Peugeot S.A.) 2018	EUR	650	2.000	Q1/2025	658	656
STELLANTIS N.V. (Peugeot S.A.) 2020	EUR	1,000	2.750	Q2/2026	1,011	1,009
STELLANTIS N.V. (Peugeot S.A.) 2019	EUR	600	1.125	Q3/2029	594	593
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	100	1.050	Q4/2023	101	101
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	60	1.600	Q2/2026	61	61
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	50	1.810	Q2/2027	50	50
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	70	Euribor 6M + 1.050	Q4/2023	71	71
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	204	Euribor 6M + 1.400	Q2/2026	204	205
Medium Term Note Programme(1):
Fiat Chrysler Finance Europe Senc 2014	EUR	1,350	4.750	Q3/2022	1,414	—
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.375	Q3/2023	1,326	—
STELLANTIS N.V. (FCA N.V.) 2016	EUR	1,250	3.750	Q1/2024	1,385	—
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.875	Q1/2026	1,460	—
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,000	4.500	Q3/2028	1,245	—
STELLANTIS N.V. 2021	EUR	1,250	0.625	Q1/2027	1,254	—
STELLANTIS N.V. 2021	EUR	1,250	0.750	Q1/2029	1,249	—
STELLANTIS N.V. 2021	EUR	1,250	1.250	Q2/2033	1,238	—
Other Notes:
STELLANTIS N.V. (FCA N.V.) 2015	U.S.$	1,500	5.250	Q2/2023	1,406	—
STELLANTIS FINANCE US 2021	U.S.$	1,000	1.711	Q1/2027	884	—
STELLANTIS FINANCE US 2021	U.S.$	1,000	2.691	Q3/2031	886	—
GIE PSA Trésorerie 2003	EUR	600	6.000	Q3/2033	778	792
Bank PSA Finance	U.S.$	205	5.750	Q2/2021	—	205
Faurecia(2)
Faurecia 2018	EUR	700	3.135	Q2/2025	—	686
Faurecia 2019	EUR	750	3.125	Q2/2026	—	754
Faurecia 2019	EUR	700	2.375	Q2/2027	—	683
Faurecia 2020	EUR	1,000	n.s.	2025 to 2028	—	987
Total Notes					€18,493	€8,070
______________________________________________________________________________________________________________________________
(1) Listing on the Irish Stock Exchange was obtained.
(2) Discontinued operations from January 1, 2021.

Disclosure of lease liabilities and contractual maturities of lease liabilities
The following table summarizes the Company's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

	At December 31,
	2021	2020
	(€ million)
Long-term debt (non-current)	€2,055	€1,465
Short-term debt and current portion of long-term debt (current)	€431	€339
Maturity analysis - contractual undiscounted cash flows

At December 31, 2021
(€ million)
Due within one year	€431
Due between one and five years	1,012
Due beyond five years	1,076
Total undiscounted lease liabilities	€2,519